Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis

	March 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Warrant liabilities — Public warrants	$2,164,013	—	$2,164,013	$—
Warrant liabilities — Private warrants	1,583,375	—	—	1,583,375
Convertible Note — April 1, 2022	443,067	—	—	443,067
Convertible Note — June 6, 2022	443,067	—	—	443,067
Convertible Note — December 14, 2022	287,993	—	—	287,993

Total Warrant liabilities	$4,921,515	—	$2,164,013	$2,757,502

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Investments held in trust account- Money Market Funds	349,927,313	349,927,313	—	—

Total Investments held in Trust Account	$349,927,313	$349,927,313	$—	$—

Warrant liabilities — Public warrants	$1,725,000		$1,725,000	$—
Warrant liabilities — Private warrants	1,253,333	—	—	1,253,333
Convertible Note — April 1, 2022	338,200	—	—	338,200
Convertible Note — June 6, 2022	338,200	—	—	338,200
Convertible Note — December 14, 2022	152,200	—	—	152,200

Total Warrant liabilities	$3,806,933		$1,725,000	$2,081,933

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Description
Investments held in trust account- U.S. Treasury Securities	349,927,313	349,927,313	—	—

Total Investments held in Trust Account	$349,927,313	$349,927,313	$—	$—

Warrant liabilities — Public warrants	$1,725,000		$1,725,000	$—
Warrant liabilities — Private warrants	1,253,333	—	—	1,253,333
Convertible Note — April 1, 2022	338,200	—	—	338,200
Convertible Note — June 6, 2022	338,200	—	—	338,200
Convertible Note — December 14, 2022	152,200	—	—	152,200

Total Warrant liabilities	$3,806,933		$1,725,000	$2,081,933

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Description
Investments held in trust account- U.S. Money Market Fund	$484	$484	$—	$—
Investments held in trust account- U.S. Treasury Securities	345,105,197	345,105,197	—	—

Total Investments held in Trust Account	$345,105,681	$345,105,681	$—	$—

Warrant liabilities — Public warrants	$4,916,250	$4,916,250	$—	$—
Warrant liabilities — Private warrants	3,572,000	—	—	3,572,000

Total Warrant liabilities	$8,488,250	$4,916,250	$—	$3,572,000

Schedule of quantitative information regarding Level 3 fair value measurements
The following table provides quantitative information regarding Level 3 fair value measurements of the warrants:

	At March 31,	At December 31,
	2023	2022
Share price	$10.32	$10.10
Strike price	$11.50	$11.50
Term (in years)	5.96	0.38
Volatility	12.50%	de minimis
Risk-free rate	4.66%	3.98%
Dividend yield	0.00%	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements of the convertible promissory notes:

	At March 31,	At December 31,
	2023	2022
Share price	$10.32	$10.10
Strike price	$11.50	$11.50
Term (in years)	0.33	0.38
Risk-free rate	4.88%	4.54%
Dividend yield	0.00%	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements:

	At December 31,	At December 31,
	2022	2021
Share price	$10.10	$9.68
Strike price	$11.50	$11.50
Term (in years)	0.38	0.50
Volatility	de minimis	10.50%
Risk-free rate	3.98%	1.30%
Dividend yield	0.00%	0.00%

Schedule of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2022	$4,916,250	$3,572,000	$8,488,250
Change in valuation inputs or other assumptions	(3,191,250)	(2,318,667)	(5,509,917)

Fair value as of December 31, 2022	$1,725,000	$1,253,333	$2,978,333
Change in valuation inputs or other assumptions	439,013	330,042	769,055

Fair value as of March 31, 2023	$2,164,013	$1,583,375	$3,747,388

Th
e following table
presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2022	$4,916,250	$3,572,000	$8,488,250
Change in valuation inputs or other assumptions	(3,191,250)	(2,318,667)	(5,509,917)

Fair value as of December 31, 2022	$1,725,000	$1,253,333	$2,978,333

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	10,350,000	7,520,000	17,870,000
Change in valuation inputs or other assumptions	(5,433,750)	(3,948,000)	(9,381,750)

Fair value as of December 31, 2021	$4,916,250	$3,572,000	$8,488,250

Schedule of changes in the fair value of level 3 warrant liabilities
The following table presents a summary of the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2022	$3,572,000	$—	$3,572,000
Change in fair value	(2,318,667)	—	(2,318,667)

Fair value as of December 31, 2022	$1,253,333	$—	$1,253,333
Change in fair value	330,042	—	330,042

Fair value as of March 31, 2023	$1,583,375	$—	$1,583,375

The following table presents a summary of the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2022	$3,572,000	$—	$3,572,000
Change in fair value	(2,318,667)	—	(2,318,667)

Fair value as of December 31, 2022	$1,253,333	$—	$1,253,333

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	7,520,000	10,350,000	17,870,000
Transfer to Level 1	—	(10,350,000)	(10,350,000)
Change in fair value	(3,948,000)	—	(3,948,000)

Fair value as of December 31, 2021	$3,572,000	$—	$3,572,000

Schedule of fair value of the convertible promissory notes
The following table presents the changes in the fair value of the convertible promissory notes:

March 31, 2023
Fair value as of January 1, 2023	$828,600
Borrowing during the quarter ended March 31, 2023	100,000
Proceeds received in excess of initial fair value of convertible promissory note	(12,198)
Change in fair value	257,725

Fair value as of March 31, 2023	$1,174,127